Income Taxes (Unrecognized Tax Benefits Excluding Interest) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Unrecognized Tax Benefits, Beginning Balance	$ (119)	$ (164)
Additions for tax positions taken in current year	(289)
Additions for tax positions of prior years	(1)
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	2	2
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations		4
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	2	29
Unrecognized Tax Benefits, Decreases Resulting from Foreign Currency Translation	23	10
Unrecognized Tax Benefits, Ending Balance	$ (382)	$ (119)